Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Apr. 10, 2020
Entity Registrant Name	SCM Trust
Entity Central Index Key	0000836267
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 10, 2020
Document Effective Date	Apr. 10, 2020
Prospectus Date	Apr. 29, 2020